787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 5, 2021

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	VALIC Company I (File No. 002-83631) Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of VALIC Company I (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended, we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the applicable series of the Registrant set out in the following table under the heading “Acquiring Funds,” of all of the assets and liabilities of the applicable series of VALIC Company II (“VC II”) set out in the following table under the heading “Target Funds,” in exchange for the shares of the corresponding Acquiring Fund.

Target Funds (each a series of VC II)	Acquiring Funds (each a series of the Registrant)
Small Cap Value Fund	Small Cap Value Fund
Capital Appreciation Fund	Capital Appreciation Fund
Aggressive Growth Lifestyle Fund	Aggressive Growth Lifestyle Fund
Moderate Growth Lifestyle Fund	Moderate Growth Lifestyle Fund
Conservative Growth Lifestyle Fund	Conservative Growth Lifestyle Fund
International Opportunities Fund	International Opportunities Fund
High Yield Bond Fund	High Yield Bond Fund
Mid Cap Value Fund	Mid Cap Value Fund
U.S. Socially Responsible Fund	U.S. Socially Responsible Fund

New York    Washington    Houston    Palo Alto    San Francisco    Chicago    Paris    London    Frankfurt    Brussels    Milan    Rome

February 5, 2021

Pursuant to Rule 488, the Registration Statement designates an effective date of March 8, 2021.  Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Kathleen Fuentes, Esq,, SunAmerica Asset Management, LLC Christopher J. Tafone, Esq,, SunAmerica Asset Management, LLC Elliot J. Gluck, Esq., SunAmerica Asset Management, LLC